RBC Emerging Markets Value Equity Fund Average Annual Total Returns	12 Months Ended	37 Months Ended	44 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended	144 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	16.05%		4.20%	5.18%	8.42%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	38.47%		5.43%	6.47%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	47.30%			8.00%	6.47%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	46.69%			6.23%	5.13%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	28.60%			5.66%	4.66% [1]
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	47.31%			8.06%	6.54%

[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.